Borrowings (Schedule of Borrowings) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Short-term Debt [Line Items]
Short-term borrowings, Outstanding Balance	$ 5,436	$ 3,500	$ 3,314
Rate	0.14%	0.10%	0.10%
Short-term borrowings, Average Balance	4,070
Weighted Average Rate	0.12%
Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Short-term borrowings, Outstanding Balance	3,836	3,500	3,314
Rate	0.10%	0.10%	0.10%
Short-term borrowings, Average Balance	3,608
Weighted Average Rate	0.10%
Federal Home Loan Bank Advances [Member]
Short-term Debt [Line Items]
Short-term borrowings, Outstanding Balance	1,600
Rate	0.25%
Short-term borrowings, Average Balance	$ 462
Weighted Average Rate	0.25%